Organizations and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of loss per share before and after the retrospective adjustments
	Year Ended December 31,
	2018		2019
	Before adjustment	After adjustment	Before adjustment	After adjustment
Net loss per share attributable to ordinary shareholders of Ucommune International Ltd.
– Basic and diluted*	(94.8)	(198.2)	(151.2)	(316.0)
Weighted average shares used in calculating net loss per share
– Basic and diluted*	4,532,318	2,167,958	5,324,235	2,503,708

Schedule of company's major subsidiaries
Name	Later of date of establishment or acquisition	Place of establishment	Percentage of legal ownership of the Company	Principal activities
Major Subsidiaries of the Company:
Ucommune Group Holdings Limited	September 21, 2018	Cayman	100%	Investment holding
Ucommune Group Holdings (Hong Kong) Limited (“Ucommune HK”)	December 7, 2018	Hong Kong	100%	Shared workspace
Ucommune (Beijing) Information Technology Co., Ltd (“WFOE”)	January 3, 2019	PRC	100%	Technology and internet service
Melo, Inc.	May 15, 2019	Delaware	100%	Technology Innovation
Melo Hongkong Limited	May 15, 2019	Hong Kong	100%	Technology Innovation
Beijing Melo Technology Co. Ltd	May 15, 2019	PRC	100%	Technology Innovation
VIEs:
Ucommune (Beijing) Venture Investment Co., Ltd (“Ucommune Investment”)	April 3, 2015	PRC	Nil	Shared workspace
Beijing Youxianji Technology Co., Ltd (“Youxianji”)	August 29, 2018	PRC	Nil	Technology and internet service
Beijing Weixue Tianxia Educational Technology Co. Ltd	May 15, 2019	PRC	Nil	Technology Innovation
Name	Later of date of establishment or acquisition	Place of establishment	Percentage of legal ownership of the Company	Principal activities
Major VIEs’ subsidiaries:
Beijing Sunshine 100 Ucommune Venture Investment Co., Ltd.	May 18, 2015	PRC	Nil	Shared workspace
Beijing Pengda Ucommune Venture Investment Co., Ltd.	July 31, 2015	PRC	Nil	Shared workspace
Shanghai Ucommune Venture Investment Co., Ltd.	October 30, 2015	PRC	Nil	Shared workspace
Beijing Weituo Ucommune Venture Investment Co., Ltd.	January 04, 2016	PRC	Nil	Shared workspace
Beijing Hongkun Enterprise Management Consulting Co., Ltd.	May 16, 2016	PRC	Nil	Shared workspace
Beijing Jingchao Ucommune Technology Services Co., Ltd.	September 19, 2016	PRC	Nil	Shared workspace
Beijing Dongke Ucommune Technology Service Co., Ltd.	July 06, 2017	PRC	Nil	Shared workspace
Hongtai Innovation Space (Beijing) Venture Investment Co., Ltd. (“Hongtai Space”)	December 05, 2017	PRC	Nil	Shared workspace
Hongkunyouxiang (Beijing)Technology Co., Ltd.	December 06, 2017	PRC	Nil	Shared workspace
Shenzhen Weido Union Technology Co., Ltd. and Subsidiaries (“Shenzhen Weido”)	June 01, 2018	PRC	Nil	Shared workspace
Hezuogongchuang (Beijing) Office Services Co., Ltd. and its Subsidiaries (“Wujie Space”)	June 01, 2018	PRC	Nil	Shared workspace
Beijing Dongyi Yuanda Architectural Decoration Engineering Co., Ltd. (“Dongyi Yuanda”)	July 01,2018	PRC	Nil	Construction
Beijing Daguan Architectural Design Consulting Co., Ltd. and Subsidiary (“Daguan”)	July 01,2018	PRC	Nil	Interior design
Zhuhai Shengguang Zhongshuo Digital Marketing Co., Ltd. (“Shengguang Zhongshuo”)	December 20, 2018	PRC	Nil	Marketing service
Beijing Xiyu Information Technology Co., Ltd.	March 20, 2017	PRC	Nil	SaaS services and IOT solutions
Guangdong Wanhe Green Technology Co., Ltd. (“Wanhe”)	May 31, 2021	PRC	Nil	Interior design
Beijing Kuanneng Technology Co., Ltd. (“Kuanneng”)	September 1, 2021	PRC	Nil	Restaurant

Schedule of consolidated financial statements
	As of December 31,
	2020	2021
	RMB	RMB	USD
Cash and cash equivalents	122,354	125,064	19,625
Other current assets	376,221	382,788	60,068
Total current assets	498,575	507,852	79,693
Property and equipment, net	329,322	229,655	36,038
Right-of-use assets, net	832,411	644,886	101,197
Goodwill	1,440,769	28,912	4,537
Other non-current assets	382,218	333,442	52,324
Total non-current assets	2,984,720	1,236,895	194,096
TOTAL ASSETS	3,483,295	1,744,747	273,789
Accounts payable	267,558	261,204	40,989
Lease liabilities, current	351,225	256,178	40,200
Other current liabilities	447,621	436,031	68,423
Total current liabilities	1,066,404	953,413	149,612
Lease liabilities, non-current	553,034	413,593	64,902
Other non-current liabilities	33,261	24,077	3,778
Total non-current liabilities	586,295	437,670	68,680
Total liabilities	1,652,699	1,391,083	218,292

Schedule of consolidated financial statements of revenue
	For the Years Ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	USD
Net revenues	1,147,942	846,298	1,027,988	161,314
Net loss	(736,149)	(396,494)	(1,832,247)	(287,520)
Net cash (used in)/provided by operating activities	(164,856)	8,435	72,702	11,409
Net cash provided by/(used in) investing activities	36,329	(41,915)	(40,811)	(6,404)
Net cash provided by/(used in) financing activities	13,358	(34,223)	(31,281)	(4,909)